Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consist of the following:

	March 31,
	2025	2024
Prepaid expenses, gross	$22,682	$18,133
Deposits, gross	28,743	28,743
Less: allowance for expected credit loss	(166)	(165)
Total	$51,259	$46,711

The movement of allowances for expected credit loss is as follow:

	March 31,
	2025	2024
Balance at beginning of the year	$(165)	$(180)
(Provision) Reversal	(1)	15
Ending balance	$(166)	$(165)